Subsequent Events (Details) - USD ($)		6 Months Ended		12 Months Ended
	Jan. 14, 2025	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Subsequent Events
Consideration for transfer of shares		$ 132,940	$ 113,894	$ 706,645	$ 107,073	$ 427,217
Southport Acquisition Corp | Subsequent Events
Subsequent Events
Estimated federal taxes paid	$ 140,000